Share Capital and Warrants - Summary of Common Share Purchase Warrants (Parenthetical) (Details)		12 Months Ended
	Aug. 01, 2019 $ / shares	Dec. 31, 2020	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares
Warrants | CAD Denominated Convertible Notes
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrant exercise price			$ 4.38
Warrants issued on conversion of convertible notes | shares			3,095,386
Warrants | USD Denominated Convertible Notes
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrant exercise price				$ 3.75
Warrants issued on conversion of convertible notes | shares			476,888
Director
Disclosure Of Common Share Purchase Warrants [Line Items]
Share purchase warrants | shares			480,000
Warrant exercise price			$ 15.94
40% Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Percentage of warrants	40.00%	40.00%
Exercise price of warrants	$ 21.63
60% Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Percentage of warrants	60.00%	60.00%
Exercise price of warrants	$ 20.76